Stockholder's Equity - Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Comprehensive Income (Loss)
Other comprehensive income (loss), pre-tax	$ 1,835.8	$ (5,972.3)	$ 77.1
Other comprehensive income (loss), tax	(389.8)	1,280.7	(11.4)
Other comprehensive income (loss)	1,446.0	(4,691.6)	65.7
Net unrealized gains (losses) on available-for-sale securities including NCI
Other Comprehensive Income (Loss)
Other comprehensive income (loss) before reclassifications, pre-tax	2,069.1	(12,980.2)	(2,313.3)
Adjustments for assumed changes in amortization patterns, pre-tax	(2.5)	(3.7)	(0.2)
Adjustments for assumed changes in policyholder liabilities, pre-tax	0.7	273.2	252.6
Other comprehensive income (loss), pre-tax	2,422.4	(12,377.4)	(2,040.4)
Other comprehensive income (loss) before reclassifications, tax	(438.8)	2,753.0	490.5
Reclassification from accumulated other comprehensive income, tax	(74.8)	(70.4)	(4.3)
Adjustments for assumed changes in amortization patterns, tax	0.6	0.7
Adjustments for assumed changes in policyholder liabilities, tax	(0.1)	(57.3)	(53.0)
Other comprehensive income (loss), tax	(513.1)	2,626.0	433.2
Other comprehensive income (loss) before reclassifications, after-tax	1,630.3	(10,227.2)	(1,822.8)
Reclassification from accumulated other comprehensive income, after-tax	280.3	262.9	16.2
Adjustments for assumed changes in amortization patterns, after-tax	(1.9)	(3.0)	(0.2)
Adjustments for assumed changes in policyholder liabilities, after-tax	0.6	215.9	199.6
Other comprehensive income (loss)	1,909.3	(9,751.4)	(1,607.2)
Net unrealized gains (losses) on available-for-sale securities including NCI | Net realized capital gains (losses)
Other Comprehensive Income (Loss)
Reclassification from accumulated other comprehensive income, pre-tax	355.1	333.3	20.5
Net unrealized gains (losses) on derivative instruments including NCI
Other Comprehensive Income (Loss)
Other comprehensive income (loss) before reclassifications, pre-tax	(44.9)	(1.4)	66.7
Reclassification from accumulated other comprehensive income, pre-tax	(7.4)	(28.0)	(25.5)
Adjustments for assumed changes in amortization patterns, pre-tax	(0.9)	(0.1)
Adjustments for assumed changes in policyholder liabilities, pre-tax	0.2	0.4	1.2
Other comprehensive income (loss), pre-tax	(53.0)	(29.1)	42.4
Other comprehensive income (loss) before reclassifications, tax	9.4	0.4	(14.1)
Reclassification from accumulated other comprehensive income, tax	1.6	5.8	5.4
Adjustments for assumed changes in amortization patterns, tax	0.2
Adjustments for assumed changes in policyholder liabilities, tax		(0.2)	(0.2)
Other comprehensive income (loss), tax	11.2	6.0	(8.9)
Other comprehensive income (loss) before reclassifications, after-tax	(35.5)	(1.0)	52.6
Reclassification from accumulated other comprehensive income, after-tax	(5.8)	(22.2)	(20.1)
Adjustments for assumed changes in amortization patterns, after-tax	(0.7)	(0.1)
Adjustments for assumed changes in policyholder liabilities, after-tax	0.2	0.2	1.0
Other comprehensive income (loss)	(41.8)	(23.1)	33.5
Liability for future policy benefits discount rate remeasurement gain (loss)
Other Comprehensive Income (Loss)
Other comprehensive income (loss), pre-tax	(496.5)	6,295.5	2,076.0
Other comprehensive income (loss), tax	104.3	(1,322.1)	(435.9)
Other comprehensive income (loss)	(392.2)	4,973.4	1,640.1
Market risk benefit nonperformance risk gain (loss)
Other Comprehensive Income (Loss)
Other comprehensive income (loss), pre-tax	(39.4)	141.2	(2.8)
Other comprehensive income (loss), tax	8.3	(29.7)	0.6
Other comprehensive income (loss)	(31.1)	111.5	(2.2)
Unrecognized postretirement benefit obligation including NCI
Other Comprehensive Income (Loss)
Other comprehensive income (loss) before reclassifications, pre-tax	3.0	(1.7)	2.3
Other comprehensive income (loss), pre-tax	2.3	(2.5)	1.9
Other comprehensive income (loss) before reclassifications, tax	(0.7)	0.3	(0.5)
Reclassification from accumulated other comprehensive income, tax	0.2	0.2	0.1
Other comprehensive income (loss), tax	(0.5)	0.5	(0.4)
Other comprehensive income (loss) before reclassifications, after-tax	2.3	(1.4)	1.8
Reclassification from accumulated other comprehensive income, after-tax	(0.5)	(0.6)	(0.3)
Other comprehensive income (loss)	1.8	(2.0)	1.5
Unrecognized postretirement benefit obligation including NCI | Operating expense
Other Comprehensive Income (Loss)
Reclassification from accumulated other comprehensive income, pre-tax	$ (0.7)	$ (0.8)	$ (0.4)